Share-Based Compensation - Summary of The Option Activities (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 19, 2021	Aug. 23, 2019	Dec. 31, 2023	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non Employees
Share-Based Compensation
Number of options, Granted	1,047,890		1,644,576
Number of options, Canceled				723,738
Employees
Share-Based Compensation
Number of options, Exercised				(1,233,027)
2019 Plan | Non Employees
Share-Based Compensation
Number of options, Beginning balance					1,300,694	2,391,894	2,418,883
Number of options, Granted		2,382,344			1,644,576		1,047,890	36,539
Number of options, Canceled						(723,738)
Number of options, Exercised					(2,945,270)	(367,462)	(1,074,879)
Number of options, Ending balance						1,300,694	2,391,894	2,418,883
Weighted average exercise price, Beginning balance					$ 0.0001	$ 0.0001	$ 0.21
Weighted average exercise price, Granted					0.0001		0.0001
Weighted average exercise price, Canceled						0.0001
Weighted average exercise price, Exercised					0.00002	0.0001	0.46
Weighted average exercise price, Ending balance						0.0001	0.0001	$ 0.21
Weighted average grant date fair value, Beginning balance					5.08	5.12	5.24
Weighted average grant date fair value, Granted							4.86
Weighted average grant date fair value, Canceled						5.32
Weighted average grant date fair value, Exercised					$ 2.24	4.86	5.13
Weighted average grant date fair value, Ending balance						$ 5.08	$ 5.12	$ 5.24
Aggregate intrinsic value, Beginning balance					$ 556	$ 2,655	$ 17,748
Aggregate intrinsic value, Ending balance						$ 556	$ 2,655	$ 17,748
Weighted average remaining contractual term						7 years 2 months 12 days	8 years	8 years
2019 Plan | Employees
Share-Based Compensation
Number of options, Beginning balance					3,794,653	2,689,206	5,933,032
Number of options, Granted		3,396,372					785,917
Number of options, Canceled							(2,187,287)
Number of options, Exercised					(3,794,653)	(127,580)	(1,842,456)
Number of options, Exercise withdraw						1,233,027
Number of options, Ending balance						3,794,653	2,689,206	5,933,032
Weighted average exercise price, Beginning balance					$ 0.05	$ 0.06	$ 0.08
Weighted average exercise price, Granted							0.0001
Weighted average exercise price, Canceled							0.0001
Weighted average exercise price, Exercised						0.20	0.17
Weighted average exercise price, Exercise withdraw						0.15
Weighted average exercise price, Ending balance						0.05	0.06	$ 0.08
Weighted average grant date fair value, Beginning balance					5.22	5.30	5.29
Weighted average grant date fair value, Granted							4.86
Weighted average grant date fair value, Canceled							5.14
Weighted average grant date fair value, Exercised					$ 5.22	6.17	5.46
Weighted average grant date fair value, Exercise withdraw						5.13
Weighted average grant date fair value, Ending balance						$ 5.22	$ 5.30	$ 5.29
Aggregate intrinsic value, Beginning balance					$ 1,300	$ 2,822	$ 41,992
Aggregate intrinsic value, Ending balance						$ 1,300	$ 2,822	$ 41,992
Weighted average remaining contractual term						6 years 3 months 18 days	7 years 6 months	8 years 1 month 6 days